Income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income taxes (Details) [Line Items]
Income tax expense	$ 2.9	$ 0.5
Valuation allowance	25.5	$ 17.9
Federal net operating loss	$ 256.0
Minimum [Member]
Income taxes (Details) [Line Items]
Amortizes expenditure	5 years
Net operating loss	$ 106.9
Research and development credit carry forwards	$ 9.1
Maximum [Member]
Income taxes (Details) [Line Items]
Amortizes expenditure	15 years
Net operating loss	$ 344.6
Research and development credit carry forwards	$ 11.4